Note 9 - Income tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Charge related to withholding taxes for intra group international operations	$ 164.3	$ 21.0	$ 22.6
Current tax impact arising due to application of pillar two rules	0.0
Deferred Tax Income Recognised In Profit Or Loss	550.3
Argentina
Disclosure of geographical areas [line items]
Corporate income tax rate			35.00%	25.00%
Argentina and Mexico
Disclosure of geographical areas [line items]
Tax inflation adjustments	$ 349.0	$ 250.4	$ 113.2